Net Loss Per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to Innventure LLC Unitholders	$ (12,507)	$ 1,020	$ (30,845)	$ (32,757)
Less: cumulative earnings to participating unitholders	1,492	779	1,800	894
Less: deemed dividend related to Class PCTA and Class I Units	4,777	7,912	(5,366)	(7,063)
Net Loss Attributable to Class A Unitholders	$ (18,776)	$ (7,671)	$ (27,279)	$ (26,588)
Denominator:
Weighted average Class A Units outstanding, basic (in shares)	10,875,000	10,875,000	10,875,000	10,875,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic (in usd per share)	$ (1.73)	$ (0.71)	$ (2.51)	$ (2.44)